Consolidated Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Property & equipment, accumulated depreciation	$ 0	$ 3,194,029	$ 2,443,600
Preferred stock, no par value	$ 0	$ 0	$ 0
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	150,000,000	150,000,000	150,000,000
Common stock, shares issued	7,657,332	7,141,054	6,982,909
Common stock, shares outstanding	7,657,332	7,141,054	6,982,909